Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash deposited with subsidiary bank	$ 15,777	$ 21,485
Securities available-for-sale	101,722	129,291
TOTAL ASSETS	596,465	586,900
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	544,054	534,447
Total shareholders' equity	52,411	52,453	49,429	47,154
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	596,465	586,900
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	598	388
Investment in subsidiary bank	51,596	51,858
Securities available-for-sale	128	69
Other assets	192	207
TOTAL ASSETS	52,514	52,522
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	103	69
Total shareholders' equity	52,411	52,453
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 52,514	$ 52,522